Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
M International Equity Fund
Prospectus [Line Items]
Average Annual Return, Percent		3.96%	4.59%	3.61%
M Large Cap Growth Fund
Prospectus [Line Items]
Average Annual Return, Percent		25.50%	14.12%	13.87%
M Capital Appreciation Fund
Prospectus [Line Items]
Average Annual Return, Percent		9.94%	9.04%	8.67%
M Large Cap Value Fund
Prospectus [Line Items]
Average Annual Return, Percent		18.63%	9.63%	7.81%
MSCI ACWI (All Country World Index) ex USA IMI Index
Prospectus [Line Items]
Average Annual Return, Percent	[1]	5.23%	4.12%	4.91%
MSCI All Country World ex USA Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	5.53%	4.10%	4.80%
S&P 500® Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	25.02%	14.53%	13.10%
Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	33.36%	18.96%	16.78%
Russell 2500® Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	12.00%	8.77%	8.85%
Russell 1000® Index
Prospectus [Line Items]
Average Annual Return, Percent	[6]	24.51%	14.28%	12.87%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[7]	14.37%	8.69%	8.49%

[1]	The Fund has adopted this broad-based index as its primary benchmark index in response to new regulatory requirements and serves as the Fund's regulatory index. The Adviser also believes that this index is more representative of the market sector in which the Fund invests than the Fund's previous index.
[2]	The MSCI All Country World ex USA Index is the Fund's previous index.
[3]	The Fund has adopted this broad-based index as its primary benchmark index in response to new regulatory requirements and serves as the Fund's regulatory index.
[4]	The Russell 1000® Growth Index is the Fund's additional index and is more representative of the Fund's risk and return than the regulatory index.
[5]	The Russell 2500® Index is the Fund's additional index and is more representative of the Fund's risk and return than the regulatory index.
[6]	The Fund has adopted this broad-based index as its primary benchmark index in response to new regulatory requirements and serves as the Fund's regulatory index.
[7]	The Russell 1000® Value Index is the Fund's additional index and is more representative of the Fund's risk and return than the regulatory risk.